Summary Unaudited Financial Information of NCRC (Detail) (Northern Capital Resources Corp, AUD) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Northern Capital Resources Corp
Schedule of Equity Method Investments [Line Items]
Current assets	715	320	84	958
Non- current assets	653	4,870	1,689	7,124
Total assets	1,368	5,190	1,773	8,082
Current liabilities	207	615	175	615
Non-current liabilities		512		1,249
Total liabilities	207	1,127	175	1,864
Total shareholders' equity	1,161	4,063	1,598	6,218
Noncontrolling interest		(5,770)		(4,331)
Shareholder equity attributable to NCRC	1,161	(1,707)	1,598	1,887
Net profit/(loss)	(1,193)	(2,080)	2,068	(22,673)